THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO MOMENTUM ETF MARCH 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 88.3%

	Shares	Value
COMMUNICATION SERVICES — 3.4%
TKO Group Holdings, Cl A	4,408	$888,873

CONSUMER DISCRETIONARY — 6.5%
Marriott International, Cl A	2,768	905,330
Viking Holdings *	11,083	814,379
		1,719,709
CONSUMER STAPLES — 1.9%
PepsiCo	3,232	501,897

ENERGY — 11.0%
APA	31,922	1,354,770
Cameco	6,934	753,102
Chevron	3,819	790,151
		2,898,023
FINANCIALS — 4.6%
Goldman Sachs Group	788	666,640
Morgan Stanley	3,302	543,410
		1,210,050
HEALTH CARE — 19.0%
Amgen	2,905	1,022,124
Eli Lilly	763	701,784
Gilead Sciences	7,139	994,962
Natera *	3,607	721,364
Regeneron Pharmaceuticals	1,307	1,009,841
Vertex Pharmaceuticals *	1,199	535,402
		4,985,477
INDUSTRIALS — 15.3%
CSX	16,405	673,425
Deere	1,351	761,018
GE Vernova	1,216	1,061,447
Parker-Hannifin	1,127	1,008,936
XPO *	2,613	508,359
		4,013,185

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO MOMENTUM ETF MARCH 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — 9.1%
ASML Holding, Cl G	467	$616,827
Dell Technologies, Cl C	4,652	763,533
Keysight Technologies *	3,583	1,011,732
		2,392,092
MATERIALS — 14.6%
Alcoa	14,189	941,157
Dow	26,933	1,121,759
Freeport-McMoRan	15,126	889,106
Sociedad Quimica y Minera de Chile ADR *	11,075	896,411
		3,848,433
UTILITIES — 2.9%
NextEra Energy	8,239	765,238

TOTAL COMMON STOCK
(Cost $21,166,488)		23,222,977

TOTAL INVESTMENTS— 88.3%
(Cost $21,166,488)		$23,222,977

Percentages are based on Net Assets of $26,300,914.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF MARCH 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 81.0%

	Shares	Value
COMMUNICATION SERVICES — 5.6%
Alphabet, Cl A	49,665	$14,281,667
Sphere Entertainment *	132,052	15,502,905
		29,784,572
CONSUMER DISCRETIONARY — 5.1%
Marriott International, Cl A	49,794	16,286,123
McDonald's	34,802	10,816,114
		27,102,237
CONSUMER STAPLES — 10.3%
Archer-Daniels-Midland	183,008	13,302,851
Coca-Cola	173,212	13,172,773
Costco Wholesale	13,383	13,335,223
Walmart	119,814	14,890,484
		54,701,331
ENERGY — 9.0%
Chevron	72,838	15,070,182
Occidental Petroleum	257,638	16,746,470
Venture Global, Cl A	1,004,847	15,836,389
		47,653,041
FINANCIALS — 5.0%
Aflac	111,293	12,209,955
CME Group, Cl A	48,589	14,350,761
		26,560,716
HEALTH CARE — 5.1%
Johnson & Johnson	55,248	13,504,821
Merck	110,274	13,264,860
		26,769,681
INDUSTRIALS — 18.4%
Amprius Technologies *	865,607	14,594,134
GE Vernova	14,891	12,998,354
Planet Labs PBC *	506,009	14,142,952
Quanta Services	36,326	19,943,701
Rocket Lab *	151,128	9,705,440
Rockwell Automation	33,689	12,090,308

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF MARCH 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Waste Management	60,671	$13,941,589
		97,416,478
INFORMATION TECHNOLOGY — 10.9%
Apple	47,429	12,037,006
KLA	5,255	7,737,514
Marvell Technology	101,058	10,009,795
Onto Innovation *	57,854	11,864,120
Salesforce	43,100	8,045,477
Western Digital	30,772	8,323,518
		58,017,430
REAL ESTATE — 2.5%
Ventas ‡	160,294	13,108,843

UTILITIES — 9.1%
Duke Energy	102,475	13,418,076
Edison International	229,310	16,780,906
Entergy	159,352	17,904,791
		48,103,773
TOTAL COMMON STOCK
(Cost $381,274,276)		429,218,102

EXCHANGE-TRADED FUNDS — 5.0%

U.S. TREASURY BILLS — 5.0%
F/m US Treasury 3 Month Bill ETF	264,626	13,194,252
iShares 0-3 Month Treasury Bond ETF, Cl 3	131,209	13,207,498

TOTAL EXCHANGE-TRADED FUNDS
(Cost $26,396,280)		26,401,750

TOTAL INVESTMENTS— 86.0%
(Cost $407,670,556)		$455,619,852

Percentages are based on Net Assets of $529,747,047.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF MARCH 31, 2026 (UNAUDITED)

*	Non-income producing security

‡	Real Estate Investment Trust

Cl — Class

PBC — Public Benefit Corporation

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF MARCH 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.9%

	Shares	Value
AUSTRALIA — 1.6%
HEALTH CARE — 1.6%
CSL	11,845	$1,142,095

CANADA — 4.7%
ENERGY — 1.6%
Cameco	10,666	1,156,213

FINANCIALS — 1.6%
Brookfield Asset Management, Cl A	25,795	1,143,220

INDUSTRIALS — 1.5%
Canadian Pacific Kansas City	14,277	1,119,919

		3,419,352
DENMARK — 1.6%
HEALTH CARE — 1.6%
Novo Nordisk, Cl B	31,494	1,121,282

FRANCE — 1.6%
HEALTH CARE — 1.6%
BioMerieux	11,003	1,163,816

GERMANY — 1.6%
HEALTH CARE — 1.6%
Fresenius Medical Care	26,455	1,175,676

IRELAND — 1.6%
INDUSTRIALS — 1.6%
Experian PLC	33,052	1,132,360

JAPAN — 7.3%
HEALTH CARE — 7.3%
Astellas Pharma	80,500	1,274,621
Eisai	39,200	1,200,221
Kyowa Kirin	88,500	1,434,113

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF MARCH 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Otsuka Holdings	18,900	$1,307,996
		5,216,951
LUXEMBOURG — 1.5%
COMMUNICATION SERVICES — 1.5%
Spotify Technology *	2,198	1,065,832

NETHERLANDS — 3.0%
COMMUNICATION SERVICES — 1.4%
Universal Music Group	54,141	1,037,718

INDUSTRIALS — 1.6%
Ferrovial	18,065	1,153,546
		2,191,264
SINGAPORE — 1.7%
INDUSTRIALS — 1.7%
Singapore Technologies Engineering	144,000	1,206,557

SWEDEN — 3.2%
FINANCIALS — 1.6%
EQT	39,023	1,173,609

INDUSTRIALS — 1.6%
Saab, Cl B	17,849	1,156,801
		2,330,410
SWITZERLAND — 1.6%
HEALTH CARE — 1.6%
BeOne Medicines, Cl H *	53,700	1,175,342

UNITED KINGDOM — 10.1%
CONSUMER DISCRETIONARY — 1.7%
InterContinental Hotels Group PLC	9,244	1,205,418

CONSUMER STAPLES — 1.7%
British American Tobacco PLC	20,752	1,196,157

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF MARCH 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — 1.5%
Smith & Nephew PLC	69,725	$1,089,568

INDUSTRIALS — 3.1%
RELX PLC	34,716	1,133,516
Smiths Group PLC	34,704	1,043,427
		2,176,943
MATERIALS — 2.1%
LyondellBasell Industries, Cl A	18,450	1,486,332

		7,154,418
UNITED STATES — 57.8%
COMMUNICATION SERVICES — 6.2%
Fox	24,915	1,455,036
Iridium Communications	6,341	175,899
Match Group	46,714	1,434,587
Nexstar Media Group, Cl A	600	108,498
Paramount Skydance, Cl B	124,560	1,123,531
Yelp, Cl A *	6,263	154,947
		4,452,498
CONSUMER DISCRETIONARY — 5.5%
Covista *	1,491	171,838
eBay	15,724	1,431,198
Etsy *	2,686	134,246
Grand Canyon Education *	923	156,938
H&R Block	4,798	152,288
Perdoceo Education	4,427	164,729
Polaris	2,788	151,946
Stride *	1,762	155,355
Yum! Brands	9,229	1,434,925
		3,953,463
CONSUMER STAPLES — 2.0%
Altria Group	21,812	1,439,374

ENERGY — 0.5%
Bristow Group	3,414	160,082
Core Natural Resources	1,711	179,193
		339,275
HEALTH CARE — 11.1%
ACADIA Pharmaceuticals *	6,785	151,034
Amneal Pharmaceuticals *	11,699	145,419
Chemed	370	139,764

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF MARCH 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
DaVita *	9,747	$1,498,016
Dexcom *	20,686	1,299,081
Exelixis *	3,683	157,964
Harmony Biosciences Holdings *	5,340	149,573
HealthEquity *	1,901	158,867
Hims & Hers Health *	9,592	199,130
Illumina *	1,188	146,433
Incyte *	15,036	1,415,188
Lantheus Holdings *	1,993	151,169
Myriad Genetics *	29,645	133,403
Neurocrine Biosciences *	1,172	154,399
Phibro Animal Health, Cl A	3,065	169,525
Sarepta Therapeutics *	9,381	204,131
Select Medical Holdings	9,366	152,572
TransMedics Group *	1,086	107,959
Vertex Pharmaceuticals *	3,175	1,417,765
		7,951,392
INDUSTRIALS — 22.1%
A O Smith	20,306	1,338,978
AAR *	1,375	150,508
Axon Enterprise *	2,564	1,088,905
CoreCivic *	8,267	156,329
Equifax	7,074	1,273,815
Fluor *	3,296	153,758
General Dynamics	4,054	1,391,414
GEO Group *	10,190	171,294
Hexcel	1,705	137,986
Honeywell International	6,141	1,388,050
Huntington Ingalls Industries	3,469	1,317,873
Kratos Defense & Security Solutions *	1,779	125,437
Leidos Holdings	8,324	1,294,548
Lockheed Martin	2,234	1,350,207
Maximus	1,931	123,777
Northrop Grumman	1,977	1,348,788
Parsons *	2,322	125,783
Pitney Bowes	13,959	154,247
Science Applications International	1,628	154,530
Stanley Black & Decker	18,781	1,334,578
Textron	15,171	1,328,373
		15,909,178

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF MARCH 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — 8.8%
Arlo Technologies *	10,681	$151,990
Dropbox, Cl A *	5,762	130,913
Fair Isaac *	991	1,057,932
InterDigital	418	126,236
Lattice Semiconductor *	1,671	155,002
LiveRamp Holdings *	5,198	137,851
Palantir Technologies, Cl A *	9,579	1,401,216
SolarEdge Technologies *	4,038	206,140
Teradyne	4,787	1,419,154
VeriSign	6,127	1,521,702
		6,308,136
MATERIALS — 1.6%
Century Aluminum *	2,825	165,799
Chemours	9,096	200,385
Ingevity *	2,267	161,478
Koppers Holdings	3,998	154,643
Materion	1,012	146,386
SunCoke Energy	24,255	157,900
Sylvamo	3,371	142,391
		1,128,982
		41,482,298
TOTAL COMMON STOCK
(Cost $68,745,442)		70,977,653

TOTAL INVESTMENTS— 98.9%
(Cost $68,745,442)		$70,977,653

Percentages are based on Net Assets of $71,798,586.

*	Non-income producing security

Cl — Class
PLC — Public Limited Company

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent annual or semi-annual financial statements.

STR-QH-001-0900